Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets [abstract]
Schedule related to other current assets

	December 31,	December 31,
	2020	2019
Prepaid expenses	$2,622	$2,942
Investments in equity securities (note 11)	1,059	-
Assets held for sale	659	1,069
Income tax recoverable	-	2,553
Other current assets	$4,340	$6,564